CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Cash flows provided by operating activities:
Net income	$ 154,151	$ 187,438
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	95,958	149,181
Reduction in carrying value of operating right-of-use assets	9,384	11,472
Amortization of financing costs and debt discount	1,480	3,907
Stock compensation expense	12,359	13,181
Deferred tax benefit	(25,014)	(35,145)
Unrealized foreign exchange movements	18,081	(1,027)
Other non-cash items	8,240	4,629
Changes in operating assets and liabilities:
Accounts receivable	9,706	(80,431)
Unbilled revenue	84,155	(42,546)
Unearned revenue	(122,305)	56,485
Other net assets	22,045	59,932
Net cash provided by operating activities	268,240	327,076
Cash flows used in investing activities:
Purchase of property, plant and equipment	(28,907)	(27,152)
Purchase of subsidiary undertakings (net of cash acquired)	(2,537)	(7,831)
Movement of available for sale investments	0	(1)
Proceeds from investments in equity	103	0
Purchase of investments in equity	(5,941)	(4,381)
Net cash used in investing activities	(37,282)	(39,365)
Cash flows used in financing activities:
Drawdown of credit lines and loan facilities	50,000	50,000
Repayment of credit lines and loan facilities	(57,440)	(330,000)
Proceeds from exercise of equity compensation	4,763	16,305
Share issue costs	(5)	(4)
Repurchase of ordinary shares	(250,000)	0
Share repurchase costs	(150)	0
Net cash used in financing activities	(252,832)	(263,699)
Effect of exchange rate movements on cash	9,787	(6,032)
Net (decrease) / increase in cash and cash equivalents	(12,087)	17,980
Cash and cash equivalents at beginning of period	538,785	378,102	$ 378,102
Cash and cash equivalents at end of period	$ 526,698	$ 396,082	$ 538,785